VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—2.3%
Brazil—1.3%
Cia Energetica de Minas Gerais, 10.420%	84,800	$ 150
Metalurgica Gerdau S.A., 13.390%	150,855	288
Randon S.A. Implementos e Participacoes, 4.860%	97,100	191
		629

Chile—1.0%
Embotelladora Andina S.A., 6.290%	158,861	450
Total Preferred Stocks (Identified Cost $1,191)		1,079

Common Stocks—93.4%
Australia—1.9%
JB Hi-Fi Ltd.	9,985	408
Nick Scali Ltd.	11,947	110
Super Retail Group Ltd.	43,057	401
		919

Austria—1.6%
Wienerberger AG	22,969	762
Bermuda—4.1%
BW LPG Ltd.	17,671	328
Kunlun Energy Co., Ltd.	406,000	421
Stolt-Nielsen Ltd.	20,831	986
Yue Yuen Industrial Holdings Ltd.	133,000	257
		1,992

Brazil—2.2%
Cia de Saneamento de Minas Gerais Copasa MG	141,700	527
CSN Mineracao S.A.	546,600	507
		1,034

Canada—5.5%
Bird Construction, Inc.	19,125	375
Bombardier, Inc. Class B(1)	5,386	345
Centerra Gold, Inc.	58,901	396
CI Financial Corp.	9,486	100
Finning International, Inc.	5,220	153
H&R Real Estate Investment Trust	23,487	154
Russel Metals, Inc.	8,517	232
Secure Energy Services, Inc.	99,503	881
		2,636

Cayman Islands—0.9%
Stella International Holdings Ltd.	162,000	329
	Shares	Value

Cayman Islands—continued
United Laboratories International Holdings Ltd. (The)	94,000	$ 99
		428

China—0.7%
BAIC Motor Corp., Ltd. Class H	470,000	120
Sinopec Engineering Group Co., Ltd. Class H	316,500	219
		339

Denmark—0.7%
D/S Norden A/S	4,758	207
Pandora A/S	736	111
		318

France—1.8%
Ipsen S.A.	2,101	258
Verallia S.A.	16,652	604
		862

Germany—0.5%
Talanx AG	3,051	244
Greece—2.9%
Motor Oil Hellas Corinth Refineries S.A.	28,064	704
National Bank of Greece S.A.(1)	81,682	681
		1,385

Hungary—0.6%
Richter Gedeon Nyrt	10,839	282
India—7.1%
Canara Bank	258,074	370
Chambal Fertilisers & Chemicals Ltd.	137,282	834
Coal India Ltd.	65,557	372
Colgate-Palmolive India Ltd.	15,506	528
ICICI Securities Ltd.	57,576	523
Oil India Ltd.	59,949	520
Vedanta Ltd.	44,028	240
		3,387

Italy—4.6%
A2A SpA	334,448	666
Banca Mediolanum SpA	85,823	947
Hera SpA	179,688	615
		2,228

Japan—22.3%
77 Bank Ltd. (The)	12,300	342
Adastria Co., Ltd.	18,100	409
BIPROGY, Inc.	6,100	169
Citizen Watch Co., Ltd.	75,600	505
Cosmo Energy Holdings Co., Ltd.	4,100	206
Ebara Corp.	13,000	206
	Shares	Value

Japan—continued
H2O Retailing Corp.	44,500	$ 659
Hanwa Co., Ltd.	27,200	1,041
INFRONEER Holdings, Inc.	79,092	641
Japan Petroleum Exploration Co., Ltd.	11,700	473
Kaga Electronics Co., Ltd.	7,700	276
Kanematsu Corp.	16,200	271
MEITEC Group Holdings, Inc.	14,000	283
Mitsui Matsushima Holdings Co., Ltd.	7,400	233
Nakayama Steel Works Ltd.	29,300	172
NH Foods Ltd.	24,000	718
Onward Holdings Co., Ltd.	131,100	507
Sanwa Holdings Corp.	42,800	783
Seiko Group Corp.	7,000	214
Senko Group Holdings Co., Ltd.	46,500	326
Sojitz Corp.	37,300	906
Taiheiyo Cement Corp.	6,100	153
Takashimaya Co., Ltd.	10,900	183
Toyo Tire Corp.	47,100	752
Toyota Tsusho Corp.	13,800	269
		10,697

Luxembourg—0.5%
B&M European Value Retail S.A.	46,096	255
Marshall Islands—0.4%
Teekay Corp.(1)	21,824	196
Mauritius—1.6%
MakeMyTrip Ltd.(1)	9,005	757
Mexico—1.2%
Arca Continental SAB de C.V.	45,600	448
Regional SAB de C.V.	14,800	111
		559

Netherlands—1.6%
ABN AMRO Bank N.V. CVA GDR	34,632	569
Fugro N.V.	8,732	211
		780

Norway—1.6%
Wallenius Wilhelmsen ASA	74,061	755
Panama—0.3%
Banco Latinoamericano de Comercio Exterior S.A. Class E	5,429	161
Singapore—3.1%
First Resources Ltd.	124,400	126
Yangzijiang Shipbuilding Holdings Ltd.	759,400	1,378
		1,504

South Africa—1.5%
AVI Ltd.	67,970	353
Nedbank Group Ltd.	14,502	204
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

South Africa—continued
Tiger Brands Ltd.	16,793	$ 184
		741

South Korea—1.3%
Doosan Bobcat, Inc.	3,032	113
JB Financial Group Co., Ltd.	17,565	187
LG Uplus Corp.	23,394	167
Segyung Hitech Co., Ltd.	16,834	140
		607

Spain—5.1%
Bankinter S.A.	128,823	1,052
Cia de Distribucion Integral Logista Holdings S.A.	37,287	1,055
Indra Sistemas S.A.	17,028	352
		2,459

Sweden—1.7%
Ambea AB	19,882	147
Axfood AB	14,325	376
Clas Ohlson AB Class B	5,733	95
NCC AB Class B	15,384	200
		818

Switzerland—0.3%
Swissquote Group Holding S.A. Registered Shares	441	139
Taiwan—7.8%
ChipMOS Technologies, Inc.	299,000	395
Elan Microelectronics Corp.	195,000	926
Gamania Digital Entertainment Co., Ltd.	74,000	190
Global Mixed Mode Technology, Inc.	87,000	819
International Games System Co., Ltd.	5,000	209
	Shares	Value

Taiwan—continued
Novatek Microelectronics Corp.	18,000	$ 336
Sitronix Technology Corp.	39,000	311
Taichung Commercial Bank Co., Ltd.	955,374	539
		3,725

Turkey—1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	35,167	266
BIM Birlesik Magazalar AS	19,370	323
		589

United Kingdom—6.2%
4imprint Group plc	13,248	981
Bank of Georgia Group plc	2,211	113
Britvic plc	20,003	299
Greggs plc	8,611	302
Keller Group plc	21,357	331
Marks & Spencer Group plc	102,385	371
Mears Group plc	25,832	120
Mitie Group plc	196,705	289
OSB Group plc	35,184	190
		2,996

United States—0.6%
Warrior Met Coal, Inc.	4,883	307
Total Common Stocks (Identified Cost $39,792)		44,861

Total Long-Term Investments—95.7% (Identified Cost $40,983)		45,940

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%)(2)	390,300	$ 390
Total Short-Term Investment (Identified Cost $390)		390

TOTAL INVESTMENTS—96.5% (Identified Cost $41,373)		$46,330
Other assets and liabilities, net—3.5%		1,697
NET ASSETS—100.0%		$48,027

Abbreviation:
GDR	Global Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	23%
Taiwan	8
India	7
United Kingdom	6
Canada	6
Spain	5
Italy	5
Other	40
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$1,079	$1,079
Common Stocks	44,861	44,861
Money Market Mutual Fund	390	390
Total Investments	$46,330	$46,330
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3